Property and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

6. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at December 31, 2016 and 2015:

		December 31,
(Dollars in thousands)	Useful lives	2016	2015
Machinery and equipment	5-10	$15,150	$10,594
Computers and software	3	1,343	1,312
Leasehold improvements	6-10	212	212
Office equipment	5	89	89
Furniture and fixtures	5	206	206
Construction in process		114	4,931

Total		17,114	17,344

Accumulated depreciation		(6,895)	(5,253)

Property and equipment, net		$10,219	$12,091

Depreciation and amortization expense for the years ended December 31, 2016 and 2015 was $2.0 million and $1.7 million respectively.